GENERAL	12 Months Ended
Dec. 31, 2025
GENERAL
GENERAL

NOTE 1: — GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.
b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight (the “Platform”). Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments - Platform and Solutions. The Platform segment provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.	The Group has the following subsidiaries as of December 31, 2025:

Freightos Hong Kong Limited (“Freightos-HK”), a wholly-owned subsidiary of the Company, was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd, a wholly-owned subsidiary of the Company, was incorporated in Israel on August 8, 2012 and started its operation on that date (the “Israeli subsidiary”). Currently, the Israeli subsidiary owns most of the technology and intellectual property of the Group.

Freightos Software Development and Data Services Ltd., a wholly-owned subsidiary of the Company (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority (the “Palestinian subsidiary”). The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

Freightos Inc., a wholly-owned subsidiary of the Company, was incorporated in Delaware in the United States on May 28, 2015 (the “US subsidiary”). The US subsidiary is engaged in rendering billing services and holds the membership interests of 9T Technologies, LLC and the shares of Clearit Customs Services, Inc. (see below).

Freightos S.L.U. (formerly: Web Cargo, S.L.U.), a wholly-owned Spanish subsidiary of the Company, was acquired in August 2016 (“WebCargo”). WebCargo is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, WebCargo operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd., a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China (the “China subsidiary”). The China subsidiary engages in providing certain customer and technical support services to the Group.

NOTE 1: — GENERAL (Cont.)

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on December 30, 2021. 7LFreight acts as a low-risk distributor of certain of the Group’s products and services in the U.S. and is a software company that seeks to provide a competitive edge to freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (“Clearit-CA”), a wholly-owned subsidiary of the Company, was established in June 2021 in Canada to acquire certain assets as part of a business combination completed on February 16, 2022 (the “Clearit Acquisition”). Clearit-CA is engaged in the business of providing online customs clearance and brokerage services in Canada.

Clearit Customs Services Inc. (“Clearit-US”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through the Clearit Acquisition. Clearit-US is engaged in the business of providing online customs clearance and brokerage services in the US.

Shipsta S.àr.l. (“Shipsta”), a wholly-owned subsidiary of the Israeli subsidiary, incorporated in Luxembourg, was acquired through a business combination closed on August 16, 2024 (see also Note 5). Shipsta is a leading freight tender procurement platform used to procure freight at scale from leading freight forwarders and carriers.

d.	Business Combination Agreement

On May 31, 2022, the Company entered into a business combination agreement (the “BCA”) with Gesher I Acquisition Corp., a Cayman Islands exempted company limited by shares (“Gesher”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of the Company (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Freightos (“Merger Sub II”). The BCA was closed on January 25, 2023 (the “Closing Date”).

Pursuant to the BCA, on the Closing Date Merger Sub I merged with and into Gesher, with Gesher being the surviving entity. Then, Gesher merged with and into Merger Sub II with Merger Sub II surviving as a wholly-owned subsidiary of the Company (collectively, the “Transactions”). Upon consummation of the Transactions, the Company became a publicly traded company listed on the Nasdaq Capital Market under the symbols “CRGO” and “CRGOW” and the former equity holders of Gesher became equity holders of the Company.

NOTE 1: — GENERAL (Cont.)

On the Closing Date, in connection with the closing of the Transactions Freightos also consummated private placements contemplated by a forward purchase agreement and a backstop agreement, each assigned from Gesher to the Company. Pursuant to these agreements a Forward Purchaser, as defined in the forward purchase agreement, purchased 4,000,000 Freightos Units for a purchase price of $40,000 and additionally fulfilled a $10,000 backstop commitment in exchange for 1,000,000 Freightos Cayman Ordinary shares, par value $0.00001 per share (“Freightos Ordinary Shares” or “Ordinary shares”) and 500,000 Freightos Cayman newly issued warrants (“Freightos Warrants” or “Warrants”). In addition, a Backstop Investor, as defined in the backstop agreement, fulfilled the $10,000 backstop commitment in exchange for 1,000,000 Freightos Ordinary shares and 100,000 newly issued Freightos Warrants. In addition, pursuant to a PIPE Agreement, an investor purchased 1,000,000 Freightos Ordinary shares for a purchase price of $10,000.

On the Closing Date, in connection with the closing of the Transactions the Company and its shareholders recapitalized the Company’s equity securities whereby each share of the Company’s Preferred shares was converted into one Ordinary share. In addition, and immediately following that conversion each Ordinary share was converted into 3.51806 Ordinary shares (the “Share Split”). At the same time, and as part of the Share Split, each outstanding option to purchase an Ordinary share was converted into an option to purchase 3.51806 Ordinary shares and the exercise price of such option was reduced by dividing the exercise price by 3.51806. As a result of the Share Split, the Ordinary shares, Preferred shares, options for Ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements.

The Transactions were accounted for as a reverse recapitalization, in accordance with the relevant International Financial Reporting Standards (“IFRS”) and the Group was deemed to be the accounting acquirer. Gesher did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations”, and the Transactions were instead accounted for within the scope of IFRS 2 - “Share based payment” (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2 the Company recorded a one-time share-based Share listing expense of $46,717 at the closing of the BCA that was calculated based on the excess of the fair value of the Company issued to public investors over the fair value of the identifiable net assets of Gesher that were acquired:

	Amount	Number of Shares

Shares issued to Gesher shareholders		4,287,156
Opening price of the Company’s shares on Nasdaq as of January 25, 2023 ($)	10.23
(A) Fair value of the Company’s shares issued to Gesher shareholders	43,858
Warrants issued to Gesher shareholders		12,250,000
Opening price of the Company’s warrants on Nasdaq as of January 25, 2023 ($)	0.74
(B) Fair value of the Company’s warrants issued to Gesher shareholders	9,012
Gesher’s cash in trust	8,127
Gesher’s liabilities	(1,974)
(C) Net assets of Gesher	6,153
IFRS 2 Listing expenses (A+B-C)	$46,717

e.	These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2025, the Company had an accumulated deficit of $224,186. During the year ended December 31, 2025, the Company incurred a loss of $17,516 and negative cash flow from operating activities of $8,868. The Company’s management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.